Other income, net	12 Months Ended
Dec. 31, 2024
Other income, net
Other income, net

18.Other income, net

Other income is primarily comprised of gains recognized for government grants which represent cash subsidies received from the PRC government. For the years ended December 31, 2022, 2023 and 2024, the Company recognized government grants as other income amounting to RMB148,467 and RMB41,551 and RMB27,992, respectively.